Schedule of Components of Long-term Debt (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Current portion of long-term debt, including the senior convertible note	$ 32,314,299	$ 35,139,538	$ 223,217
Notes payable and long-term debt including the senior convertible note			6,523,804
Total	$ 32,314,299	$ 35,139,538	$ 6,747,021